Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets
Cash	[1]	$ 3,753	$ 6,103		$ 12,379
Restricted deposits	[1]	21	107		130
Trade receivables	[1]	1,313	94		39
Other receivables	[1]	570	583		775
Inventory	[1]	3,116	2,336
Total current assets	[1]	8,773	9,223		13,323
Restricted deposits	[1]	347	346		110
Property plant and equipment, net	[1]	5,200	5,172		2,006
Intangible assets	[1]	5,983	6,755		6,787
Total non-current assets	[1]	11,530	12,273		8,903
Total assets	[1]	20,303	21,496		22,226
Liabilities
Trade payables	[1]	1,414	512		679
Other payables	[1]	2,178	1,683		1,289
Total current liabilities	[1]	3,592	2,195		1,968
Liability in respect of government grants	[1]	895	833		629
Other long-term liabilities	[1]	244	302		326
Total non-current liabilities	[1]	1,139	1,135		955
Total liabilities	[1]	4,731	3,330		2,923
Equity
Share capital	[1]	3,291	2,307		1,960
Share premium and capital reserves	[1]	63,969	52,059	[2]	37,893	[2]
Treasury shares	[1]	(1,509)	(1,509)		(1,509)
Presentation currency translation reserve	[1]	1,431	1,431		(422)
Accumulated loss	[1]	(51,610)	(36,122)		(18,619)
Total equity	[1]	15,572	18,166		19,303
Total liabilities and equity	[1]	$ 20,303	$ 21,496		$ 22,226

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.
[2]	Reclassified, see note 1.D.